NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-6:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

FIDELITY INVESTMENTS

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Overseas Portfolio - Initial Class (FOP)

NATIONWIDE FUNDS GROUP

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

WELLS FARGO FUNDS

  Advantage - VT International Equity Fund - Class 1 (WFVIE1)

  Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)

  Advantage - VT Opportunity Fund - Class 1 (WFVOP1)

  VT Omega Growth - Class 1 (EVOM)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
High Income Portfolio - Initial Class (FHIP)
13,167 shares (cost $72,360)	$71,761
VIP Asset Manager Portfolio - Initial Class (FAMP)
27,064 shares (cost $387,930)	412,192
VIP Overseas Portfolio - Initial Class (FOP)
2,242 shares (cost $41,233)	51,281
NVIT Government Bond Fund - Class I (GBF)
2,531 shares (cost $29,867)	27,104
NVIT Money Market Fund - Class I (SAM)
6,426,361 shares (cost $6,426,361)	6,426,361
NVIT Large Cap Growth Fund - Class I (NVOLG1)
15,330 shares (cost $285,455)	301,699
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
732,365 shares (cost $3,452,819)	3,910,829
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
143,447 shares (cost $1,202,120)	1,496,157
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
640,299 shares (cost $12,642,636)	17,320,087
VT Omega Growth - Class 1 (EVOM)
475,357 shares (cost $10,950,504)	13,780,612

Total Investments	$43,798,083

Accounts Payable - VIP Overseas Portfolio - Initial Class (FOP)	(30)
Accounts Payable - VT Omega Growth - Class 1 (EVOM)	(26)
Other Accounts Payable	(16)

$43,798,011

Contract Owners’ Equity:
Accumulation units	43,798,011

Total Contract Owners’ Equity (note 5)	$43,798,011

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	FHIP	FAMP	FOP	GBF	SAM	NVOLG1	WFVIE1
Reinvested dividends	$343,042	3,859	7,506	682	589	27,591	1,649	115,078
Mortality and expense risk charges (note 2)	(596,311)	(1,010)	(5,709)	(726)	(404)	(93,770)	(4,796)	(53,343)

Net investment income (loss)	(253,269)	2,849	1,797	(44)	185	(66,179)	(3,147)	61,735

Realized gain (loss) on investments	1,535,497	14	1,500	4,263	(309)	-	19,865	22,201
Change in unrealized gain (loss) on investments	4,593,587	945	(371)	8,651	321	-	52,908	702,549

Net gain (loss) on investments	6,129,084	959	1,129	12,914	12	-	72,773	724,750

Reinvested capital gains	1,847,411	-	44,686	44	-	-	8,462	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,723,226	3,808	47,612	12,914	197	(66,179)	78,088	786,485

Investment Activity:	WFVSG1	WFVOP1	EVOM
Reinvested dividends	$-	155,449	30,639
Mortality and expense risk charges (note 2)	(19,944)	(236,511)	(180,098)

Net investment income (loss)	(19,944)	(81,062)	(149,459)

Realized gain (loss) on investments	55,993	771,825	660,145
Change in unrealized gain (loss) on investments	230,586	881,778	2,716,220

Net gain (loss) on investments	286,579	1,653,603	3,376,365

Reinvested capital gains	40,308	1,363,038	390,873

Net increase (decrease) in contract owners’ equity resulting from operations	$306,943	2,935,579	3,617,779

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		FHIP		FAMP		FOP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(253,269)	(70,034)	2,849	2,639	1,797	261	(44)	(38)
Realized gain (loss) on investments	1,535,497	2,288,042	14	(165)	1,500	(1,856)	4,263	(2,886)
Change in unrealized gain (loss) on investments	4,593,587	(3,082,990)	945	6,150	(371)	(10,886)	8,651	(1,804)
Reinvested capital gains	1,847,411	2,737,710	-	-	44,686	18,665	44	84

Net increase (decrease) in contract owners’ equity resulting from operations	7,723,226	1,872,728	3,808	8,624	47,612	6,184	12,914	(4,644)

Equity transactions:
Purchase payments received from contract owners (note 3)	533,384	473,446	-	-	28,403	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (note 3)	(4,917,208)	(5,843,505)	(2,288)	(7,105)	(50,919)	(65,486)	(9,222)	(23,720)
Contingent deferred sales charges (note 2)	-	(109)	-	-	-	-	-	-
Adjustments to maintain reserves	(187)	(125)	(8)	(7)	(4)	7	(35)	(8)

Net equity transactions	(4,384,011)	(5,370,293)	(2,296)	(7,112)	(22,520)	(65,479)	(9,257)	(23,728)

Net change in contract owners’ equity	3,339,215	(3,497,565)	1,512	1,512	25,092	(59,295)	3,657	(28,372)
Contract owners’ equity beginning of period	40,458,796	43,956,361	70,232	68,720	387,112	446,407	47,594	75,966

Contract owners’ equity end of period	$43,798,011	40,458,796	71,744	70,232	412,204	387,112	51,251	47,594

CHANGES IN UNITS:
Beginning units	2,223,989	2,537,079	3,528	3,901	15,245	17,867	2,491	3,722
Units purchased	82,214	327,609	-	-	1,105	-	-	-
Units redeemed	(294,315)	(640,699)	(110)	(373)	(1,922)	(2,622)	(402)	(1,231)

Ending units	2,011,888	2,223,989	3,418	3,528	14,428	15,245	2,089	2,491

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	GBF		SAM		NVOLG1		WFVIE1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$185	31	(66,179)	(94,584)	(3,147)	(2,517)	61,735	63,393
Realized gain (loss) on investments	(309)	(1,275)	-	-	19,865	12,086	22,201	(37,243)
Change in unrealized gain (loss) on investments	321	1,670	-	-	52,908	(80,629)	702,549	(247,121)
Reinvested capital gains	-	-	-	145	8,462	79,329	-	278,218

Net increase (decrease) in contract owners’ equity resulting from operations	197	426	(66,179)	(94,439)	78,088	8,269	786,485	57,247

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	224,392	161,355	29,312	2,101	21,394	13,131
Transfers between funds	-	-	511,238	2,282,610	-	324	(91,703)	131,580
Redemptions (note 3)	(2,336)	(18,108)	(1,251,339)	(1,087,817)	(114,687)	(85,187)	(401,189)	(515,493)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	5	(4)	(15)	(12)	(25)	2	(31)	(28)

Net equity transactions	(2,331)	(18,112)	(515,724)	1,356,136	(85,400)	(82,760)	(471,529)	(370,810)

Net change in contract owners’ equity	(2,134)	(17,686)	(581,903)	1,261,697	(7,312)	(74,491)	314,956	(313,563)
Contract owners’ equity beginning of period	29,235	46,921	7,008,282	5,746,585	309,001	383,492	3,595,861	3,909,424

Contract owners’ equity end of period	$27,101	29,235	6,426,379	7,008,282	301,689	309,001	3,910,817	3,595,861

CHANGES IN UNITS:
Beginning units	1,543	2,460	599,415	484,677	12,890	16,348	271,773	300,827
Units purchased	-	-	64,702	241,231	1,201	111	2,106	15,223
Units redeemed	(122)	(917)	(109,030)	(126,493)	(4,066)	(3,569)	(33,795)	(44,277)

Ending units	1,421	1,543	555,087	599,415	10,025	12,890	240,084	271,773

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	WFVSG1		WFVOP1		EVOM		WFVSV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(19,944)	(17,221)	(81,062)	142,485	(149,459)	(165,093)	-	610
Realized gain (loss) on investments	55,993	42,127	771,825	744,173	660,145	489,340	-	1,043,741
Change in unrealized gain (loss) on investments	230,586	(47,382)	881,778	(820,824)	2,716,220	(1,055,114)	-	(827,050)
Reinvested capital gains	40,308	123,128	1,363,038	1,585,512	390,873	652,629	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	306,943	100,652	2,935,579	1,651,346	3,617,779	(78,238)	-	217,301

Equity transactions:
Purchase payments received from contract owners (note 3)	13,615	10,647	155,434	177,987	60,834	105,741	-	2,484
Transfers between funds	(1,322)	208,082	(181,974)	221,259	(236,239)	359,066	-	(3,202,921)
Redemptions (note 3)	(146,165)	(131,237)	(1,767,808)	(2,135,560)	(1,171,255)	(1,257,268)	-	(516,524)
Contingent deferred sales charges (note 2)	-	-	-	(52)	-	(57)	-	-
Adjustments to maintain reserves	(23)	(22)	9	(35)	(60)	(16)	-	(2)

Net equity transactions	(133,895)	87,470	(1,794,339)	(1,736,401)	(1,346,720)	(792,534)	-	(3,716,963)

Net change in contract owners’ equity	173,048	188,122	1,141,240	(85,055)	2,271,059	(870,772)	-	(3,499,662)
Contract owners’ equity beginning of period	1,323,107	1,134,985	16,178,845	16,263,900	11,509,527	12,380,299	-	3,499,662

Contract owners’ equity end of period	$1,496,155	1,323,107	17,320,085	16,178,845	13,780,586	11,509,527	-	-

CHANGES IN UNITS:
Beginning units	69,903	63,917	902,316	1,006,378	344,885	368,602	-	268,380
Units purchased	865	16,020	9,789	35,193	2,446	18,501	-	1,330
Units redeemed	(7,215)	(10,034)	(100,643)	(139,255)	(37,010)	(42,218)	-	(269,710)

Ending units	63,553	69,903	811,462	902,316	310,321	344,885	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-6 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2. 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

FIDELITY INVESTMENTS

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Overseas Portfolio - Initial Class (FOP)

NATIONWIDE FUNDS GROUP

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

WELLS FARGO FUNDS

Advantage - VT International Equity Fund - Class 1 (WFVIE1)

Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)

Advantage - VT Opportunity Fund - Class 1 (WFVOP1)

VT Omega Growth - Class 1 (EVOM)

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.40%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $224,903 and $92,780, respectively, and total transfers from the Separate Account to the fixed account were $336,736 and $1,381,432, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $86,975 and $198,236 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

The Separate Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$43,798,083	$-	$-	$43,798,083

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
High Income Portfolio - Initial Class (FHIP)	$3,859	$3,313
VIP Asset Manager Portfolio - Initial Class (FAMP)	52,192	28,244
VIP Overseas Portfolio - Initial Class (FOP)	726	9,973
NVIT Government Bond Fund - Class I (GBF)	589	2,740
NVIT Money Market Fund - Class I (SAM)	488,749	1,070,705
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,111	90,208
Advantage - VT International Equity Fund - Class 1 (WFVIE1)	132,178	542,005
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)	52,298	165,850
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)	1,604,178	2,116,598
VT Omega Growth - Class 1 (EVOM)	488,484	1,593,811

	$2,833,364	$5,623,447

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
High Income Portfolio - Initial Class (FHIP)
2017	1.40%	3,418	$21.00	$71,744	5.34%	5.44%
2016	1.40%	3,528	19.91	70,232	5.17%	13.01%
2015	1.40%	3,901	17.62	68,720	5.61%	-4.98%
2014	1.40%	4,789	18.54	88,804	5.63%	-0.26%
2013	1.40%	4,982	18.59	92,606	4.58%	4.46%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	1.40%	14,428	28.57	412,204	1.85%	12.51%
2016	1.40%	15,245	25.39	387,112	1.47%	1.63%
2015	1.40%	17,867	24.98	446,407	1.50%	-1.26%
2014	1.40%	20,789	25.30	526,066	1.52%	4.35%
2013	1.40%	21,010	24.25	509,466	1.60%	14.09%
VIP Overseas Portfolio - Initial Class (FOP)
2017	1.40%	2,089	24.55	51,251	1.32%	28.47%
2016	1.40%	2,491	19.11	47,594	1.30%	-6.39%
2015	1.40%	3,722	20.41	75,966	1.27%	2.17%
2014	1.40%	3,638	19.98	72,673	1.35%	-9.36%
2013	1.40%	3,650	22.04	80,446	1.21%	28.61%
NVIT Government Bond Fund - Class I (GBF)
2017	1.40%	1,421	19.07	27,101	2.05%	0.66%
2016	1.40%	1,543	18.95	29,235	1.49%	-0.66%
2015	1.40%	2,460	19.07	46,921	1.71%	-1.51%
2014	1.40%	2,602	19.37	50,389	1.97%	3.11%
2013	1.40%	2,742	18.78	51,501	1.77%	-5.40%
NVIT Money Market Fund - Class I (SAM)
2017	1.40%	555,087	11.58	6,426,379	0.41%	-0.98%
2016	1.40%	599,415	11.69	7,008,282	0.01%	-1.39%
2015	1.40%	484,677	11.86	5,746,585	0.00%	-1.40%
2014	1.40%	567,031	12.02	6,818,479	0.00%	-1.40%
2013	1.40%	669,813	12.20	8,168,766	0.00%	-1.40%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	1.40%	10,025	30.09	301,689	0.49%	25.54%
2016	1.40%	12,890	23.97	309,001	0.70%	2.19%
2015	1.40%	16,348	23.46	383,492	0.56%	3.62%
2014	1.40%	19,645	22.64	444,732	0.73%	7.28%
2013	1.40%	20,202	21.10	426,342	0.73%	34.79%
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
2017	1.40%	240,084	16.29	3,910,817	3.03%	23.11%
2016	1.40%	271,773	13.23	3,595,861	3.13%	1.81%
2015	1.40%	300,827	13.00	3,909,424	4.31%	0.86%
2014	1.40%	330,657	12.88	4,260,282	2.95%	-6.63%
2013	1.40%	382,671	13.80	5,280,357	2.44%	18.26%
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
2017	1.40%	63,553	23.54	1,496,155	0.00%	24.38%
2016	1.40%	69,903	18.93	1,323,107	0.00%	6.59%
2015	1.40%	63,917	17.76	1,134,985	0.00%	-4.00%
2014	1.40%	75,455	18.50	1,395,663	0.00%	-3.05%
2013	1.40%	83,497	19.08	1,593,012	0.00%	48.45%
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
2017	1.40%	811,462	21.34	17,320,085	0.92%	19.04%
2016	1.40%	902,316	17.93	16,178,845	2.29%	10.95%
2015	1.40%	1,006,378	16.16	16,263,900	0.40%	-4.21%
2014	1.40%	1,130,951	16.87	19,079,906	0.30%	9.15%
2013	1.40%	1,287,443	15.46	19,898,986	0.45%	29.16%
VT Omega Growth - Class 1 (EVOM)
2017	1.40%	310,321	44.41	13,780,586	0.24%	33.07%
2016	1.40%	344,885	33.37	11,509,527	0.00%	-0.64%
2015	1.40%	368,602	33.59	12,380,299	0.00%	0.20%
2014	1.40%	411,310	33.52	13,787,426	0.00%	2.63%
2013	1.40%	473,449	32.66	15,463,565	0.40%	38.25%

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage - VT Small Cap Value Fund - Class 1 (obsolete) (WFVSV1)
2015	1.40%	268,380	$13.04	$3,499,662	0.56%	-11.60%
2014	1.40%	294,502	14.75	4,344,238	0.61%	3.17%
2013	1.40%	329,814	14.30	4,715,769	0.96%	13.42%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	1.40%	1,434	16.91	24,245	1.39%	-9.38%
2013	1.40%	1,382	18.66	25,786	1.38%	28.63%

2017	Contract Owners’ Equity:				$43,798,011
2016	Contract Owners’ Equity:				$40,458,796
2015	Contract Owners’ Equity:				$43,956,361
2014	Contract Owners’ Equity:				$50,892,903
2013	Contract Owners’ Equity:				$56,306,602
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.